Contingencies - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contingencies And Uncertanties [Abstract]
Estimation of tax risks	₽ 800	₽ 371
Estimated Contingent Liability Related To Current And Potential Legal Matters	₽ 192	₽ 84